Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Net loss per share - diluted	$ (0.56)	$ (0.37)	$ (0.89)	$ (0.69)
Weighted average ordinary shares outstanding. - diluted	68,648	66,568	68,107	66,151